Decommissioning Liability (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	CAD 1,314.4		CAD 1,255.4
Reclassified as liabilities associated with assets held for sale | $		$ (4.6)		$ 0.0
Foreign exchange	(7.7)		(1.5)
Decommissioning liability, end of year	1,344.2		1,314.4
Expected to be incurred within one year	33.7		23.7
Expected to be incurred beyond one year	1,310.5		1,290.7
Decommissioning liability, undiscounted cash flows	CAD 1,400.0		CAD 1,400.0
Discount rate applied to cash flow projections	2.25%		2.25%
Inflation rate used to extrapolate cash flow projections	2.00%		2.00%
Decommissioning liability
Provisions for Changes in Decommissioning Liability [Roll Forward]
Liabilities incurred	CAD 39.9		CAD 43.1
Liabilities acquired through capital acquisitions	25.1		23.7
Liabilities disposed through capital dispositions	(66.5)		(10.7)
Liabilities settled	25.1		(16.0)
Revaluation of acquired decommissioning liabilities	42.8		36.1
Change in estimated future costs	(2.8)		(27.1)
Change in discount rate	(7.2)		(14.5)
Accretion expense	CAD 30.3		CAD 25.9